TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Trade Receivables and Other Current Assets [Abstract]
Summary of trade receivables and other current assets
The company’s trade receivables and other current assets as at December 31 are as follows:

(MILLIONS)	2020	2019
Trade receivables	$471	$453
Prepaids and others	45	63
Inventory	22	37
Income tax receivables	5	37
Other short-term receivables	80	85
	$623	$675